Unaudited Interim Condensed Consolidated Statements of Comprehensive Income or Loss - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income or Loss
Net profit / (loss) for the period	SFr (1,841,165)	SFr 12,878,632	SFr (3,314,028)	SFr 9,791,493
Items that will never be reclassified to profit or loss:
Remeasurements of retirement benefits obligation related to continuing operations	(11,585)	(2,618)	54,307	(5,115)
Remeasurements of retirement benefits obligation related to discontinued operations		(49,640)		(96,988)
Items that may be classified subsequently to profit or loss:
Exchange difference on translation of foreign operations	(1,218)	(143)	(1,088)	985
Other comprehensive income / (loss) for the period, net of tax	(12,803)	(52,401)	53,219	(101,118)
Total comprehensive income / (loss) for the period	(1,853,968)	12,826,231	(3,260,809)	9,690,375
From continuing operations	(1,971,715)	(1,459,522)	(3,378,556)	(2,196,069)
From discontinued operations	SFr 117,747	SFr 14,285,753	SFr 117,747	SFr 11,886,444